Debentures	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Debentures Abstract [Abstract]
Disclosure Of Detailed Information About Debentures Explanatory

22. Debentures

Details of debentures as of December 31, 2016 and 2017, are as follows:

	Annual interest rate (%)	2016		2017
		(In millions of Korean won)
Debentures in Korean won
Structured debentures	0.29~6.00	￦	1,146,300	￦	869,294
Subordinated fixed rate debentures in Korean won	3.08~5.70		3,271,693		2,913,411
Fixed rate debentures in Korean won	1.29~3.79		25,627,695		36,823,365
Floating rate debentures in Korean won	1.74~2.37		1,108,000		728,000

Sub-total			31,153,688		41,334,070

Fair value adjustments on fair value hedged financial debentures in Korean won			26,724		19,891
Less: Discount on debentures in Korean won			(19,064)		(53,897)

Sub-total			31,161,348		41,300,064

Debentures in foreign currencies
Floating rate debentures	1.79~2.49		1,063,480		1,371,392
Fixed rate debentures	1.63~2.88		2,803,720		2,363,486

Sub-total			3,867,200		3,734,878

Fair value adjustments on fair value hedged debentures in foreign currencies			(24,302)		(25,941)
Less: Discount on debentures in foreign currencies			(12,189)		(16,277)

Sub-total			3,830,709		3,692,660

Total		￦	34,992,057	￦	44,992,724

Changes in debentures based on face value for the years ended December 31, 2016 and 2017, are as follows:

	2016
	Beginning		Issues		Repayments		Business combination		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	909,788	￦	892,100	￦	(1,540,488)	￦	884,900	￦	—	￦	1,146,300
Subordinated fixed rate debentures in Korean won		4,586,829		—		(1,314,836)		—		(300)		3,271,693
Fixed rate debentures in Korean won		22,500,223		96,455,800		(93,898,928)		570,600		—		25,627,695
Floating rate debentures in Korean won		448,000		760,000		(100,000)		—		—		1,108,000

Sub-total		28,444,840		98,107,900		(96,854,252)		1,455,500		(300)		31,153,688

Debentures in foreign currencies
Floating rate debentures		1,829,124		35,595		(806,459)		—		5,220		1,063,480
Fixed rate debentures		2,325,537		1,185,480		(817,096)		—		109,799		2,803,720

Sub-total		4,154,661		1,221,075		(1,623,555)		—		115,019		3,867,200

Total	￦	32,599,501	￦	99,328,975	￦	(98,477,807)	￦	1,455,500	￦	114,719	￦	35,020,888

	2017
	Beginning		Issues		Repayments		Others		Ending
	(In millions of Korean won)
Debentures in Korean won
Structured debentures	￦	1,146,300	￦	3,876,080	￦	(4,153,086)	￦	—	￦	869,294
Subordinated fixed rate debentures in Korean won		3,271,693		—		(358,282)		—		2,913,411
Fixed rate debentures in Korean won		25,627,695		133,283,400		(122,087,730)		—		36,823,365
Floating rate debentures in Korean won		1,108,000		410,000		(790,000)		—		728,000

Sub-total		31,153,688		137,569,480		(127,389,098)		—		41,334,070

Debentures in foreign currencies
Floating rate debentures		1,063,480		1,338,239		(911,936)		(118,391)		1,371,392
Fixed rate debentures		2,803,720		795,150		(945,394)		(289,990)		2,363,486

Sub-total		3,867,200		2,133,389		(1,857,330)		(408,381)		3,734,878

Total	￦	35,020,888	￦	139,702,869	￦	(129,246,428)	￦	(408,381)	￦	45,068,948